Note 2 - Basis of Presentation and Summary of Significant Accounting Policies - Disaggregation of Revenue 1 (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 818,703	$ 681,337	$ 2,977,353	$ 2,303,698	$ 2,872,278	$ 3,141,360
Transferred at Point in Time [Member] | General Display Ads [Member]
Revenue	110,433	161,770	408,665	739,170	878,590	1,804,268
Transferred at Point in Time [Member] | Paid Downloadable Games [Member]
Revenue	177,861	152,200	493,017	661,064	806,784	592,222
Transferred over Time [Member] | Durable Virtual Goods, In-Game Currency and Premium In-Game Content [Member]
Revenue	461,513	192,336	1,819,543	683,517	910,737	744,870
Transferred over Time [Member] | Rewarded Video Ads [Member]
Revenue	20,207	14,094	126,124	59,010	93,352
Transferred over Time [Member] | Subscriptions [Member]
Revenue	26,813		64,376
Transferred over Time [Member] | License Agreement Minimum Guarantee [Member]
Revenue	$ 21,876	$ 160,937	$ 65,628	$ 160,937	$ 182,815